Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of
	March 31, 2026	September 30, 2025
	(Unaudited)
Land use rights	$260,653	$252,561
Trademark	218,179	200,169
Software	21,880	21,201
Total	500,712	473,931
Less: accumulated amortization	(190,962)	(177,146)
Intangible assets, net	$309,750	$296,785

Schedule of Estimated Future Amortization Expense for Intangible Assets

Estimated future amortization expense for intangible assets is as follows:

Twelve months ending March 31,	Amortization expense
2027	$48,849
2028	48,849
2029	48,849
2030	48,849
2031	48,849
Thereafter	65,505
$309,750